Risks and Concentration (Tables)	12 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk	The following table summarizes customers with greater than 10% of the accounts receivables:

	As of March 31,
	2025	2026

Customer A	39%	*
Customer B	23%	*
Customer C	*	31%
Customer D	*	21%

(b)
Concentration of customers and suppliers

The following table summarizes customers with greater than 10% of total revenue of the Group:

	For the year ended March 31,
	2024	2025	2026

Customer B	*	12%	*
Customer A	*	11%	*